STOCK OPTIONS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock compensation expense	$ 10,921	$ 0	$ 24,961	$ 0	$ 24,961	$ 35,882
Future stock compensation expense	213,731					213,731
Preiod for recognition	3 years 7 months 17 days		3 years 10 months 17 days
Stock reserved for future issuance	8,000,000					8,000,000
Stock Options
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Future stock compensation expense			$ 224,652		$ 224,652